DEBT - Scheduled Future Principal Payments for Debt (Details) $ in Millions	Dec. 31, 2017 USD ($)
Debt Principal Payments Year
2018	$ 128
2019	130
2020	94
2021	95
2022	324
Thereafter	375
December 31, 2017	1,146
Non-Recourse Debt
Debt Principal Payments Year
2018	95
2019	92
2020	94
2021	95
2022	94
Thereafter	375
December 31, 2017	845
Convertible Notes | Convertible Senior Notes
Debt Principal Payments Year
2018	0
2019	0
2020	0
2021	0
2022	230
Thereafter	0
December 31, 2017	230
Non-Interest Bearing Note Payable | Non-Interest Bearing Note Payable
Debt Principal Payments Year
2018	33
2019	31
2020	0
2021	0
2022	0
Thereafter	0
December 31, 2017	64
Capital Leases
Debt Principal Payments Year
2018	0
2019	7
2020	0
2021	0
2022	0
Thereafter	0
December 31, 2017	$ 7